Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

(13)   Inventories

Details of inventories at 31 December 2023 and 2022 are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Goods for resale	149,060	138,909
Raw materials and supplies	1,104,795	1,064,776
Work in progress and semi-finished goods	1,210,085	1,331,644
Finished goods	995,337	666,028
	3,459,277	3,201,357

Movement in the inventory provision was as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Balance at 1 January	84,740	158,724	122,613
Net charge for the year	57,041	(66,647)	28,092
Cancellations for the year	(15,985)	(12,155)	(269)
Translation differences	(2,140)	4,818	8,288
Balance at 31 December	123,656	84,740	158,724

As a result of the discontinuation of the Blood Collection Systems activity, an impairment of some inventory was recognized for a total amount of Euros 5 million as an expense in the consolidated statement of profit and loss for 2021.

The cost of inventory amounts to Euros 4,108,027 thousand in 2023 (Euros 3,761,316 thousand in 2022 and Euros 3,017,550 thousand in 2021).